Income taxes (Tables)	12 Months Ended
Mar. 31, 2016
Income taxes
Components of income tax expense

	Millions of yen
	Year ended March 31
	2014	2015	2016
Current:
Domestic	¥21,558	¥80,760	¥72,272
Foreign	6,546	13,531	9,183

Subtotal	28,104	94,291	81,455

Deferred:
Domestic	109,037	23,309	(66,176)
Foreign	8,024	3,180	7,317

Subtotal	117,061	26,489	(58,859)

Total	¥145,165	¥120,780	¥22,596

Effective income tax rate reflected in consolidated statements of income

	Year ended March 31
	2014	2015	2016
Nomura’s effective statutory tax rate	38.0%	36.0%	33.0%
Impact of:
Changes in deferred tax valuation allowance	(9.8)	5.1	36.1
Additional taxable revenues	0.4	0.3	0.3
Non-deductible expenses	7.7	5.9	7.8
Non-taxable revenue	(8.0)	(4.7)	(7.2)
Dividends from foreign subsidiaries	—	0.0	0.0
Tax effect of undistributed earnings of foreign subsidiaries	3.5	0.0	0.1
Different tax rate applicable to income (loss) of foreign subsidiaries	6.3	(1.4)	1.1
Effect of changes in domestic tax laws	0.6	(1.4)	(0.9)
Expiration of loss carryforwards	0.7	0.0	—
Tax benefit recognized on the devaluation of investment in subsidiaries and affiliates	1.4	—	(54.8)
Other	(0.7)	(5.0)	(1.8)

Effective tax rate	40.1%	34.8%	13.7%

Details of deferred tax assets and liabilities

	Millions of yen
	March 31
	2015	2016
Deferred tax assets
Depreciation, amortization and valuation of fixed assets	¥14,692	¥16,862
Investments in subsidiaries and affiliates	33,553	112,030
Valuation of financial instruments	56,566	60,776
Accrued pension and severance costs	10,335	16,190
Other accrued expenses and provisions	123,567	96,202
Operating losses	466,531	435,122
Other	4,356	5,644

Gross deferred tax assets	709,600	742,826
Less—Valuation allowance	(565,103)	(543,489)

Total deferred tax assets	144,497	199,337

Deferred tax liabilities
Investments in subsidiaries and affiliates	109,087	121,874
Valuation of financial instruments	56,808	49,873
Undistributed earnings of foreign subsidiaries	735	711
Valuation of fixed assets	20,644	19,165
Other	8,670	6,822

Total deferred tax liabilities	195,944	198,445

Net deferred tax assets (liabilities)	¥(51,447)	¥892

Changes in valuation allowance for deferred tax assets

	Millions of yen
	Year ended March 31
	2014		2015		2016
Balance at beginning of year	¥522,220		¥490,603		¥565,103
Net change during the year	(31,617	)(1)	74,500	(2)	(21,614	)(3)

Balance at end of year	490,603		565,103		543,489

(1)	Primarily includes ¥29,134 million of additional full valuation allowances established by certain foreign subsidiaries against additional operating loss carryforwards generated during the period as a result of additional taxable losses being incurred by such subsidiaries, offset by a reduction of ¥47,263 million of valuation allowances related to the liquidation of certain foreign subsidiaries and a reduction of ¥13,488 million of valuation allowances established by the Company and domestic subsidiaries because of changes in the expected realization of deferred tax assets other than those related to operating loss carryforwards. In total, ¥31,617 million of allowances decreased for the year ended March 31, 2014.
(2)	Primarily includes ¥85,403 million of additional full valuation allowances established by certain foreign subsidiaries against additional operating loss carryforwards generated during the period as a result of additional taxable losses being incurred by such subsidiaries, offset by a reduction of ¥2,921 million of valuation allowances of certain foreign subsidiaries and a reduction of ¥7,982 million related to Japanese subsidiaries and the Company because of decrease in valuation allowances related to operating loss carryforwards due to the effect of changes in domestic tax laws. In total, ¥74,500 million of allowances increased for the year ended March 31, 2015.
(3)	Primarily includes ¥7,003 million of additional full valuation allowances established by certain foreign subsidiaries against additional operating loss carryforwards generated during the period as a result of additional taxable losses being incurred by such subsidiaries, offset by a reduction of ¥27,757 million of valuation allowances of certain foreign subsidiaries and a reduction of ¥860 million related to Japanese subsidiaries and the Company because of decrease in valuation allowances related to operating loss carryforwards due to the effect of changes in domestic tax laws. In total, ¥21,614 million of allowances decreased for the year ended March 31, 2016.

Summarizes major jurisdictions subject to examination

Jurisdiction	Year
Japan	2011	(1)
United Kingdom	2014
United States	2013

(1)	The earliest year in which Nomura remains subject to examination for transfer pricing issues is 2010.